Goodwill, Net (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill, Net [Abstract]
Schedule of Goodwill, Net
Amount
RMB
Balance as of January 1, 2023	454
Impairment loss	(454)
Balance as of December 31, 2023	—
Additions	3,361
Balance as of June 30, 2024	3,361